Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2009	$ 74,597,464	$ 967,637	$ 3,087,738	$ (870,294)	$ 71,412,383
Beginning Balance (in shares) at Dec. 31, 2009		4,838,187
Net income	7,162,531				7,162,531
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,110,791)				(4,110,791)
Options exercised (in shares)		16,350
Options exercised	189,161	3,270	185,891
Shares repurchased (in shares)		(16,126)
Shares repurchased	(366,381)	(3,225)	(363,156)
Stock compensation expense	150,748		150,748
Other comprehensive income (loss), net	(1,327,636)			(1,327,636)
Ending Balance at Dec. 31, 2010	76,295,096	967,682	3,061,221	(2,197,930)	74,464,123
Ending Balance (in shares) at Dec. 31, 2010		4,838,411
Net income	7,217,847				7,217,847
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,261,652)				(4,261,652)
Options exercised (in shares)		5,500
Options exercised	63,385	1,100	62,285
Stock compensation expense	123,702		123,702
Other comprehensive income (loss), net	6,640,839			6,640,839
Ending Balance at Dec. 31, 2011	86,079,217	968,782	3,247,208	4,442,909	77,420,318
Ending Balance (in shares) at Dec. 31, 2011		4,843,911
Net income	6,783,999				6,783,999
Dividends paid ($0.88, $0.88 and $0.85 per share, in 2012, 2011 and 2010 respectively)	(4,276,282)				(4,276,282)
Options exercised (in shares)		17,500
Options exercised	257,425	3,500	253,925
Stock compensation expense	119,834		119,834
Other comprehensive income (loss), net	(95,363)			(95,363)
Ending Balance at Dec. 31, 2012	$ 88,868,830	$ 972,282	$ 3,620,967	$ 4,347,546	$ 79,928,035
Ending Balance (in shares) at Dec. 31, 2012		4,861,411